MILLER CONVERTIBLE FUND
Investment Objective:
The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Miller Convertible Fund	Miller Convertible Fund Class A Shares	Miller Convertible Fund Class C Shares	Miller Convertible Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	none	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Miller Convertible Fund		Miller Convertible Fund Class A Shares	Miller Convertible Fund Class C Shares	Miller Convertible Fund Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.50%	1.00%	none
Other Expenses		0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.49%	1.99%	0.99%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Miller Convertible Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Miller Convertible Fund Class A Shares	718	1,019	1,341	2,252
Miller Convertible Fund Class C Shares	202	624	1,073	2,317
Miller Convertible Fund Class I Shares	101	315	547	1,213

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59 % of the average value of the portfolio.

Principal Investment Strategies.

The Fund's advisor ("Wellesley") seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund defines convertible securities as:

·

convertible bonds

·

convertible preferred stocks, and

·

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund invests without restriction as to credit quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock. Synthetic convertible securities are usually created by investment banks and brokerage firms. These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer. The Fund may also concentrate its holdings in a particular market sector.

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer's credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification or when Wellesley believes more attractive investments are available.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular security, industry, market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus its investments.

·

Convertible Securities Risk:Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk. The market value of fixed-income securities tends to decline as interest rates increase.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments as due. Fixed-income securities may also be subject to prepayment or redemption risk, which may result in lower reinvestment rates.

High Yield Risk. The Fund may invest in convertible securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates.

Common Stock Risk. Convertible securities may have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Synthetic Convertible Security Risk. The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value.

·

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

·

Leverage Risk: The use of put options and other strategies may involve leverage. Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.

·

Management Style Risk:The Fund's advisor's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that its investment strategy will produce the desired results.

·

Non-Diversification Risk: The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. The sales charge is reflected in the table, and if it was not included, the return would be more than that shown. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Class A Shares Annual Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 12.46% during the quarter ended September 30, 2009, and the lowest return for a quarter was -11.76% during the quarter ended September 30, 2011

Performance Table Average Annual Total Returns For periods ended December 31, 2012)
Average Annual Total Returns Miller Convertible Fund		Label	1 Year	5 Years	Since Inception		Inception Date
Miller Convertible Fund Class A Shares		Return before taxes	1.04%	3.41%	3.41%	[1]	Dec 27, 2007
Miller Convertible Fund Class A Shares Return after taxes on distributions			0.48%	2.58%	2.58%	[1]
Miller Convertible Fund Class A Shares Return after taxes on distributions and sale of Fund shares			0.67%	2.46%	2.46%	[1]
Miller Convertible Fund Class C Shares		Return before taxes	6.65%		6.01%	[2]	Dec 1, 2009
Miller Convertible Fund Class I Shares		Return before taxes	7.83%	5.26%	5.25%	[1]	Dec 27, 2007
Merrill Lynch All Convertible and Mandatory Index	[3]		14.41%	4.88%	4.79%
[1]	The inception date of Class A and Class I shares is December 27, 2007.
[2]	Inception date of Class C shares is December 1, 2009.
[3]	Merrill Lynch All Convertible Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities. Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Miller Convertible Fund Class NF Shares
MILLER CONVERTIBLE FUND
Investment Objective:
The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NF Shares	Miller Convertible Fund Miller Convertible Fund Class NF Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NF Shares		Miller Convertible Fund Miller Convertible Fund Class NF Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.99%
Fee Waivers and Expense Reimbursements	[2]	(0.98%)
Total Annual Fund Operating Expenses After fee waivers and Expense Reimbursements		0.01%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.
[2]	The Funds advisor has contractually agreed to waive its management fees and pay or reimburse all expenses of the Fund (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) at least until February 28, 2014. Class NF fee waivers and reimbursements are not subject to recoupment from the Fund. This agreement may be terminated only by the Funds Board of Trustees, on 60 days written notice to the advisor.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example NF Shares (USD $)	Miller Convertible Fund Miller Convertible Fund Class NF Shares
1 Year	1
3 Years	217
5 Years	451
10 Years	1,124

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59 % of the average value of the portfolio.

Principal Investment Strategies.

The Fund's advisor ("Wellesley") seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund defines convertible securities as:

·

convertible bonds

·

convertible preferred stocks, and

·

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund invests without restriction as to credit quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock. Synthetic convertible securities are usually created by investment banks and brokerage firms. These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer. The Fund may also concentrate its holdings in a particular market sector.

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer's credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification or when Wellesley believes more attractive investments are available.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular security, industry, market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus its investments.

·

Convertible Securities Risk:Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk. The market value of fixed-income securities tends to decline as interest rates increase.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments as due. Fixed-income securities may also be subject to prepayment or redemption risk, which may result in lower reinvestment rates.

High Yield Risk. The Fund may invest in convertible securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates.

Common Stock Risk. Convertible securities may have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Synthetic Convertible Security Risk. The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value.

·

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

·

Leverage Risk: The use of put options and other strategies may involve leverage. Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.

·

Management Style Risk:The Fund's advisor's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that its investment strategy will produce the desired results.

·

Non-Diversification Risk: The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s Class NF shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance information for the Fund is updated monthly and may be obtained online at www.millerconvertiblefund.comor by calling 1.877.441.4434.

Class NF Shares Annual Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 7.93% during the quarter ended March 31, 2012, and the lowest return for a quarter was - 4.77% during the quarter ended June 30, 2012.

Performance Table Average Annual Total Returns For periods ended December 31, 2012)
Average Annual Total Returns NF Shares Miller Convertible Fund		Label	1 Year	Since Inception		Inception Date
Miller Convertible Fund Class NF Shares		Return before taxes	8.82%	9.01%	[1]	Aug 8, 2011
Miller Convertible Fund Class NF Shares Return after taxes on distributions			7.60%	7.35%	[1]
Miller Convertible Fund Class NF Shares Return after taxes on distributions and sale of Fund shares			5.72%	6.81%	[1]
Merrill Lynch All Convertible & Mandatory Index	[2]		14.41%	13.05%
[1]	The inception date of Class NF shares is August 8, 2011.
[2]	Merrill Lynch All Convertible Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities. Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Miller Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001414039
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mit
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Miller Convertible Fund | Miller Convertible Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,019
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,341
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,252
Annual Return 2008	rr_AnnualReturn2008	(19.89%)
Annual Return 2009	rr_AnnualReturn2009	32.48%
Annual Return 2010	rr_AnnualReturn2010	13.92%
Annual Return 2011	rr_AnnualReturn2011	(3.21%)
Annual Return 2012	rr_AnnualReturn2012	7.24%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2007
Miller Convertible Fund | Miller Convertible Fund Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%	[2]
Miller Convertible Fund | Miller Convertible Fund Class A Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[2]
Miller Convertible Fund | Miller Convertible Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
Miller Convertible Fund | Miller Convertible Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2007
Miller Convertible Fund | Miller Convertible Fund Class NF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCNFX
Risk/Return [Heading]	rr_RiskReturnHeading	MILLER CONVERTIBLE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59 % of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,124
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's advisor ("Wellesley") seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund defines convertible securities as:

·

convertible bonds

·

convertible preferred stocks, and

·

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund invests without restriction as to credit quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock. Synthetic convertible securities are usually created by investment banks and brokerage firms. These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer. The Fund may also concentrate its holdings in a particular market sector.

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer's credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification or when Wellesley believes more attractive investments are available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular security, industry, market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus its investments.

·

Convertible Securities Risk:Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk. The market value of fixed-income securities tends to decline as interest rates increase.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments as due. Fixed-income securities may also be subject to prepayment or redemption risk, which may result in lower reinvestment rates.

High Yield Risk. The Fund may invest in convertible securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates.

Common Stock Risk. Convertible securities may have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Synthetic Convertible Security Risk. The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value.

·

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

·

Leverage Risk: The use of put options and other strategies may involve leverage. Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.

·

Management Style Risk:The Fund's advisor's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that its investment strategy will produce the desired results.

·

Non-Diversification Risk: The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means that more of the Funds assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Funds shares more susceptible to certain risks than shares of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s Class NF shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance information for the Fund is updated monthly and may be obtained online at www.millerconvertiblefund.comor by calling 1.877.441.4434.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Funds returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.877.441.4434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millerconvertiblefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class NF Shares Annual Total Return for Years Ended December 31,
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.
Annual Return 2012	rr_AnnualReturn2012	8.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 7.93% during the quarter ended March 31, 2012, and the lowest return for a quarter was - 4.77% during the quarter ended June 30, 2012.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.77%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns For periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The sales charge is reflected in the table, and if it was not included, the return would be more than that shown.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.01%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2011
Miller Convertible Fund | Miller Convertible Fund Class NF Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[5]
Miller Convertible Fund | Miller Convertible Fund Class NF Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%	[5]
Miller Convertible Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MILLER CONVERTIBLE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59 % of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's advisor ("Wellesley") seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund defines convertible securities as:

·

convertible bonds

·

convertible preferred stocks, and

·

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund invests without restriction as to credit quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock. Synthetic convertible securities are usually created by investment banks and brokerage firms. These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer. The Fund may also concentrate its holdings in a particular market sector.

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer's credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification or when Wellesley believes more attractive investments are available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular security, industry, market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus its investments.

·

Convertible Securities Risk:Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk. The market value of fixed-income securities tends to decline as interest rates increase.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments as due. Fixed-income securities may also be subject to prepayment or redemption risk, which may result in lower reinvestment rates.

High Yield Risk. The Fund may invest in convertible securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates.

Common Stock Risk. Convertible securities may have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Synthetic Convertible Security Risk. The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value.

·

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

·

Leverage Risk: The use of put options and other strategies may involve leverage. Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.

·

Management Style Risk:The Fund's advisor's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that its investment strategy will produce the desired results.

·

Non-Diversification Risk: The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means that more of the Funds assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Funds shares more susceptible to certain risks than shares of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. The sales charge is reflected in the table, and if it was not included, the return would be more than that shown. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Funds returns, which is some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Return for Years Ended December 31,
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 12.46% during the quarter ended September 30, 2009, and the lowest return for a quarter was -11.76% during the quarter ended September 30, 2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.76%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns For periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The sales charge is reflected in the table, and if it was not included, the return would be more than that shown.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Miller Convertible Fund | Merrill Lynch All Convertible and Mandatory Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.41%	[6]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[6]

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.
[2]	The inception date of Class A and Class I shares is December 27, 2007.
[3]	Inception date of Class C shares is December 1, 2009.
[4]	The Funds advisor has contractually agreed to waive its management fees and pay or reimburse all expenses of the Fund (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) at least until February 28, 2014. Class NF fee waivers and reimbursements are not subject to recoupment from the Fund. This agreement may be terminated only by the Funds Board of Trustees, on 60 days written notice to the advisor.
[5]	The inception date of Class NF shares is August 8, 2011.
[6]	Merrill Lynch All Convertible Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities. Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.